Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Balance, beginning of period	$ 2,033,986	$ (33,383)	$ 19,538
Elimination of GRD Cali, LLC non-controlling interest			22,128
Non-controlling interest's 40% share of GRD Cali, LLC			(36,366)
Non-controlling interest's 40% share of Idalia, LLC		(4,092)	(129)
Non-controlling interest's 13% share of GR Michigan, LLC		5,743	(38,554)
Non-controlling interest's 100% share of Canopy Management, LLC	(27,507)	2,065,718
Balance, end of period	$ 2,006,479	$ 2,033,986	$ (33,383)